Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Derivative Financial Instruments and Hedge Accounting
7	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter
(“OTC”) transactions. In the normal course of business, the Group enters into a variety of derivatives for trading and risk management purposes. The Group uses derivatives for trading activities, which include facilitating customer transactions and market-making. The Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.
Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2026 and 2025.

	At March 31, 2026
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,973,420,607	¥4,278,860	¥5,010,756	¥82,693,098	¥726,570	¥926,053
Futures	98,653,216	38,078	40,166	2,403,589	—	1,594
Listed Options	158,104,302	29,858	17,581	—	—	—
Forwards	48,904,376	14,417	8,297	—	—	—
Swaps	1,355,709,280	3,319,167	3,578,134	80,003,146	725,860	885,290
OTC Options	312,049,433	877,340	1,366,578	286,363	710	39,169
Currency derivatives	315,106,852	4,792,354	3,494,996	20,326,522	166,558	1,925,543
Futures	47,899	—	2,160	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	146,585,047	1,690,794	1,591,981	8,349,254	80,718	311,523
Swaps	148,252,146	2,858,275	1,543,672	11,977,268	85,840	1,614,020
OTC Options	20,221,760	243,285	357,183	—	—	—
Equity derivatives	2,628,133	67,937	45,616	—	—	—
Futures	2,113,484	55,834	31,025	—	—	—
Listed Options	253,138	6,185	10,003	—	—	—
Forwards	26,803	563	796	—	—	—
Swaps	64,321	964	2,259	—	—	—
OTC Options	170,387	4,391	1,533	—	—	—
Commodity derivatives	276,602	34,909	33,753	—	—	—
Futures	126,273	10,815	9,371	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	142,213	24,094	23,582	—	—	—
OTC Options	8,116	—	800	—	—	—
Credit derivatives	4,484,549	25,912	35,727	—	—	—

Total derivative financial instruments	¥2,295,916,743	¥9,199,972	¥8,620,848	¥103,019,620	¥893,128	¥2,851,596

	At March 31, 2025
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,647,024,810	¥4,459,310	¥4,876,544	¥82,319,161	¥610,989	¥904,337
Futures	89,708,676	21,022	18,155	10,784,613	979	11,420
Listed Options	127,145,993	18,358	22,843	—	—	—
Forwards	39,526,819	258	1,918	—	—	—
Swaps	1,105,571,439	3,624,648	3,542,617	71,326,701	610,010	857,991
OTC Options	285,071,883	795,024	1,291,011	207,847	—	34,926
Currency derivatives	255,610,108	2,888,987	1,827,299	22,432,574	162,839	1,633,786
Futures	12,976	—	94	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	119,480,108	935,964	1,103,594	8,511,080	57,888	153,892
Swaps	123,676,347	1,754,071	479,671	13,921,494	104,951	1,479,894
OTC Options	12,440,677	198,952	243,940	—	—	—
Equity derivatives	2,729,785	161,801	22,092	—	—	—
Futures	1,882,834	28,003	10,533	—	—	—
Listed Options	332,227	5,406	8,462	—	—	—
Forwards	250,439	119,372	180	—	—	—
Swaps	36,576	694	225	—	—	—
OTC Options	227,709	8,326	2,692	—	—	—
Commodity derivatives	175,113	5,652	4,384	—	—	—
Futures	85,473	1,807	1,796	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	84,608	3,771	2,525	—	—	—
OTC Options	5,032	74	63	—	—	—
Credit derivatives	3,349,082	23,438	34,816	—	—	—

Total derivative financial instruments	¥1,908,888,898	¥7,539,188	¥6,765,135	¥104,751,735	¥773,828	¥2,538,123

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge Accounting
The Group applies fair value hedge accounting and hedge accounting of net investments in foreign operations in order to reflect the effect of risk management activities on its consolidated financial statements.
Fair value hedges
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities.
For fair value hedges of interest rate risk, the Group designates as hedging instruments certain interest rate derivatives and establishes a hedge ratio by matching the notional of the derivative financial instruments with the principal amount of the hedged items. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align. The Group further assesses hedge effectiveness quantitatively by comparing changes in the fair value of the hedged items held at amortized cost arising from changes in the interest rate benchmarks with those of the hedging instruments. If the hedged item is a financial asset measured at FVOCI, in the quantitative assessment, the Group compares changes in the fair value of the hedged items with those of the hedging instruments. Sources of hedge ineffectiveness include basis risk, timing differences between the hedged items and hedging instruments and the effect of the counterparty or the Group’s own credit risk on the fair value of the interest rate derivatives, which is not reflected in the fair value of the hedged item. The gain or loss on the hedging instrument is recognized in “Net trading income (loss)” in the consolidated income statements. The hedging gain or loss on the hedged item held at amortized cost adjusts the carrying amount of the hedged item, and is recognized in “Net trading income (loss)” in the consolidated income statements. If the hedged item is a financial asset measured at FVOCI, the hedging gain or loss on the hedged item is recognized in “Net trading income (loss)” in the consolidated income statements. If the hedge no longer meets the criteria for hedge accounting for reasons other than the derecognition of the hedged item, the adjustment to the hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity of the hedged item. When the hedged item is derecognized, the adjustment is recognized immediately in the consolidated income statements.
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2026 and 2025.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2026			For the fiscal year ended March 31, 2026
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥10,792,370	¥102,943	¥381,753	¥(144,319)
Interest rate options	Derivative financial instruments	222,261	—	39,169	(6,717)

(1)
At March 31, 2026, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥9,155,639 million out of ¥10,792,370 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥222,261 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,345,733	¥121,920	¥420,524	¥(35,197)
Interest rate options	Derivative financial instruments	207,847	—	34,926	(3,758)

(1)
At March 31, 2025, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,247,877 million out of ¥9,345,733 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥207,847 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2026 and 2025 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2026	For the fiscal year ended March 31, 2026
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥888,319	¥29,165
Debt securities in issue	Debt securities in issue	9,530,328	121,570
Borrowings	Borrowings	122,354	4,158

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2025	For the fiscal year ended March 31, 2025
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥810,009	¥43,785
Debt securities in issue	Debt securities in issue	8,195,943	(6,919)
Borrowings	Borrowings	120,304	1,492
As for interest rate risk, the accumulated amounts of fair value hedge adjustments on the hedged items were a loss of ¥68,305 million and a loss of ¥83,955 million for assets, and were a profit of ¥397,872 million and a profit of ¥411,761 million for liabilities at March 31, 2026 and 2025, respectively. There were no balances remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2026 and 2025.
As for interest rate risk, hedge ineffectiveness was included in “Net trading income (loss)” in the consolidated income statements, and amounted to a profit
 of ¥3,858 million and a loss of ¥597 million for the fiscal years ended March 31, 2026 and 2025, respectively.
Hedges of net investments in foreign operations
The Group applies hedge accounting of net investments in foreign operations to mitigate the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations. The Group hedges the risk of changes in its equity, arising from the movement in the U.S. dollar exchange rate or other exchange rates against Japanese yen. Changes in foreign exchange rates would have an impact on the equity of the Group if it did not apply the hedge accounting.
The Group designates as hedging instruments foreign exchange forward contracts and foreign currency denominated financial liabilities. When the hedging instruments are foreign exchange forward contracts, the Group establishes a hedge ratio where the notional amounts on the foreign exchange forward contracts match the carrying amount of the hedged items. The Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, and assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the hedging instruments that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, the only sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the Group’s own credit risk on the changes in the fair value of the hedging instruments. There are no other sources of hedge ineffectiveness in these hedge relationships.
When the hedging instruments are foreign currency denominated financial liabilities, the Group designates them as hedging instruments to the extent that the amounts do not exceed those of the hedged items, and establishes the hedge ratio by aligning the amounts of the hedging instruments with those of the hedged items. The Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the liabilities that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, no hedge ineffectiveness arises.
The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income (loss)” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of the foreign operations. On the other hand, changes in the fair value of the forward element of the foreign exchange forward contracts are recognized in “Net trading income (loss)” in the consolidated income statements because the Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, as stated above.
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2026 and 2025.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2026			For the fiscal year ended March 31, 2026
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,835,799	¥37,235	¥297,585	¥(268,646)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	227,322	—	227,322	(14,742)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,626,636	¥34,176	¥110,254	¥(14,745)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	212,580	—	212,580	2,558
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2026 and 2025 were as follows:

	For the fiscal year ended March 31, 2026	At March 31, 2026
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥92,106	¥469,405
EUR foreign operations	174,911	475,673
THB foreign operations	45,372	149,753
Other foreign operations (1)	(29,001)	74,636

Total	¥283,388	¥1,169,467

	For the fiscal year ended March 31, 2025	At March 31, 2025
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥(18,370)	¥377,299
EUR foreign operations	(9,731)	300,761
THB foreign operations	25,100	104,381
Other foreign operations	15,188	103,639

Total	¥12,187	¥886,080

(1)
The decrease in Other foreign operations was primarily due to the sale of a portion of the Group’s shares in The Bank of East Asia, Limited during the fiscal year ended March 31, 2026. As a result of the sale, The Bank of East Asia, Limited ceased to be an equity-method associate and was no longer included in the HKD-denominated foreign operations designated as hedged items for net investment hedges.

The
 balances r
em
aining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied were ¥
56,251
 million and ¥
53,003

million at March 31, 2026 and 2025, respectively.
Changes in the translating foreign operations reserve of ¥283,388 million and ¥12,187 million were offset by hedges of net investment in foreign operations for the fiscal years ended March 31, 2026 and 2025, respectively. There was no hedge ineffectiveness recognized in “Net trading income (loss)” for the fiscal years ended March 31, 2026 and 2025.
Credit Derivatives
The Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging economically, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2026 and 2025.

	At March 31, 2026
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥2,539,207	¥3,886	¥30,188	¥1,790,455	¥21,211	¥3,211
Trading purposes	82,146	—	2,060	28,542	646	—
Facilitating client transactions	44,200	169	268	—	—	—

Total	¥2,665,553	¥4,055	¥32,516	¥1,818,997	¥21,857	¥3,211

	At March 31, 2025
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,816,129	¥1,382	¥29,453	¥1,305,660	¥19,620	¥2,192
Trading purposes	89,647	214	2,853	98,676	2,063	12
Facilitating client transactions	38,000	157	306	970	2	—

Total	¥1,943,776	¥1,753	¥32,612	¥1,405,306	¥21,685	¥2,204

The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2026 and 2025.

	At March 31, 2026		At March 31, 2025
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥2,665,553	¥1,818,997	¥1,943,776	¥1,405,306

Total	¥2,665,553	¥1,818,997	¥1,943,776	¥1,405,306